Pension, Savings, And Other Employee Benefits (Schedule Of Estimated Net Actuarial (Gain)/Loss, Prior Service Cost/(Credit), And Transition (Asset)/Obligation)(Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior servce cost/(credit)	$ 197,000	$ 332,000
Net actuarial (gain)/loss	8,271,000	9,582,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior servce cost/(credit)	170,000	(1,163,000)
Net actuarial (gain)/loss	$ (930,000)	$ (976,000)